Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2012
Registrant Name	DOMINION FUNDS INC
Central Index Key	0000889392
Amendment Flag	false
Document Creation Date	Jan 7, 2013
Document Effective Date	Jan 8, 2013
Prospectus Date	Jan 8, 2013

Fairfax Global Trends Fund | Fairfax Global Trends Fund
Fairfax Global Trends Fund
Investment Objective:
The Fund’s investment objective is growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Fairfax Global Trends Fund	Fairfax Global Trends Fund Class N	Fairfax Global Trends Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee (The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fairfax Global Trends Fund		Fairfax Global Trends Fund Class N	Fairfax Global Trends Fund Class I
Investment Management Fees		1.00%	1.00%
Distribution (12b-l) Fees		0.40%	none
Other Expenses		1.76%	1.76%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	3.20%	2.80%
Less Fee Waivers and Reimbursements	[2]	(0.91%)	(0.91%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.29%	1.89%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Pursuant to an Operating and Expense Limitation Agreement with the Company (the "Expense Agreement"), the Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) to an annual rate of 2.25% and 1.85% of the average daily net asset value of Class N and Class I, respectively. The Expense Agreement remains in effect until January 31, 2014. The Expense Agreement may be terminated at any time, and without the payment of any penalty, by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
Expense Example Fairfax Global Trends Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fairfax Global Trends Fund Class N	232	901	1,595	3,441
Fairfax Global Trends Fund Class I	192	782	1,399	3,062

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 494% of the average value of its portfolio.

Principal Investment Strategies of the Fund:

The Fund invests in a diversified portfolio of securities of companies worldwide and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets, including emerging markets, but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration.  The Advisor uses a “relative strength” approach to choosing investments, emphasizing a selection process favoring positions with potential for growth.  The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s objective.

The Fund invests in a diversified asset allocation of countries, regions, sectors and industries. “Trends” means that the Fund invests in a diversified allocation of sectors and industries, and when the Advisor believes that the markets are in a long-term uptrend the Fund will invest in securities of companies worldwide of all capitalizations that the Advisor believes have a potential for capital growth.  The Advisor executes this strategy by investing in U.S. exchange traded securities, including Exchange Traded Funds (“ETFs”) and American Depositary Receipts (“ADRs”) holding the securities of such companies.  However, the Fund may, when the Advisor believes the markets are in a  downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain “values-based” non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production.  Such analysis and screening will not apply to potential and actual investments in ETFs.  See "Investment Selection Process”.

Principal Risks of Investing in the Fund:

You could lose money on your investment in the Fund.    As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The Fund may be suitable for the more aggressive section of an investor’s portfolio.  Though the investment discipline that the Advisor uses in its management of the Fund includes elements designed to reduce the volatility and exposure to loss that are inherent in the stock markets, the Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Equity Securities Risk.   Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk.  Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

Market Risk and Selection Risk.   Market risk is the risk that one or more markets in which the Fund invests may go down in value.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

Investing in ETFs. The Fund may invest in exchange-traded funds (“ETF”), including short or leveraged ETFs. (See also “Derivatives Risks” below and in the “Investment Risks” section of this prospectus).   The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Values Based Screening.   The Advisor cannot guarantee that it will be successful in identifying companies that will satisfy its values-based investment screening process nor that it will be able to invest in them at a suitable price and quantity.  The Fund utilizes IW Financial to provide values based investment screening services. There can be no guarantee that firm will continue to make available such services or, if they did not, that a suitable replacement could be found.

Portfolio Turnover Risk.  The annual portfolio turnover rate is the number of times the Fund’s portfolio securities are replaced in a period of one year.    Increased portfolio turnover necessarily results in correspondingly higher brokerage costs that the Fund must pay, which may negatively impact the portfolio’s performance, and may result in accelerated realization of capital gains for federal income tax purposes.   The Advisor believes that high turnover is a function of the investment style of the Fund.

Foreign Securities Risks.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk.  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk.   Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

Call Risk.   Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk.   Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due, at all, or otherwise default on its obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Derivatives Risks.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.

The Fund may invest in leveraged ETFs, which are exchange-traded funds (ETFs) that use financial derivatives and debt to amplify the returns of an underlying index.  These funds aim to keep a constant amount of leverage during the investment time frame, such as a 2:1 or 3:1 ratio.  Leveraged ETFs aim to deliver a stated multiple of the index return (or in some cases a multiple of the inverse of the return on that index) on a daily basis, which means that holding the leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of the daily rebalancing.  Whenever the index declines, a leveraged ETF sells its exposure to the index and reduces its debt level in order to maintain its target leverage ratio. This locks in losses and reduces the leveraged ETF’s asset base, making it much harder to recover gains in the next market upturn.  Furthermore, leveraged ETFs have interest costs, transaction costs, expenses, and costs of capital. These costs reduce returns.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

Money Market Instruments. When the Advisor does not believe that the markets are in a long-term uptrend, the Fund may invest in money market instruments. Holding cash or cash equivalents could reduce the benefit from any upswing in the market.

For additional information about the Fund’s primary risks, see the “Investment Risks” section of this prospectus and “Investment Risks and Considerations” section in the Fund’s Statement of Additional Information.

Performance:

The bar chart below and table that follows will give you some idea of the risks involved in investing in Class N shares of the Fund by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index.  The bar chart shows changes in the Fund’s Class N share performance from year to year and does not reflect the deduction of any sales charges applicable during those years.  If the effect of a sales charge was reflected, returns would have been lower than those shown.  The returns in the performance table include the effect of a sales charge.   As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Because Class I has not been in operation for an entire calendar year, there is no Class I performance shown.

The predecessor to the Fund, the Dominion Insight Growth Fund, was reorganized into the Shepherd Large Cap Growth Fund which commenced operations on April 16, 2002. The Shepherd Large Cap Growth Fund changed its name to the Shepherd Fund in August 2008, to the Foxhall Global Trends Fund in December 2009, and subsequently changed its name to the Fairfax Global Trends Fund in September 2012.

Performance Bar Chart For Calendar Years Ended December 31

During the periods shown in the chart, the highest return for a quarter was 15.33% (quarter ended 6/30/03) and the lowest return for a quarter was -25.65% (quarter ended 9/30/11).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Fairfax Global Trends Fund	1 Year	5 Years	10 YEARS
Fairfax Global Trends Fund Class N	1.94%	(5.13%)	2.90%
After Taxes on Distributions Fairfax Global Trends Fund Class N	1.94%	(6.38%)	2.22%
After Taxes on Distributions and Sale of Fund Shares Fairfax Global Trends Fund Class N	1.26%	(4.95%)	2.12%
S&P 500	16.00%	1.66%	7.10%
Dow Jones Global Index TR	16.59%	(0.46%)	8.74%

After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fairfax Global Trends Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 494% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	494.00%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of securities of companies worldwide and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets, including emerging markets, but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration.  The Advisor uses a “relative strength” approach to choosing investments, emphasizing a selection process favoring positions with potential for growth.  The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s objective.

The Fund invests in a diversified asset allocation of countries, regions, sectors and industries. “Trends” means that the Fund invests in a diversified allocation of sectors and industries, and when the Advisor believes that the markets are in a long-term uptrend the Fund will invest in securities of companies worldwide of all capitalizations that the Advisor believes have a potential for capital growth.  The Advisor executes this strategy by investing in U.S. exchange traded securities, including Exchange Traded Funds (“ETFs”) and American Depositary Receipts (“ADRs”) holding the securities of such companies.  However, the Fund may, when the Advisor believes the markets are in a  downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain “values-based” non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production.  Such analysis and screening will not apply to potential and actual investments in ETFs.  See "Investment Selection Process”.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund.    As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The Fund may be suitable for the more aggressive section of an investor’s portfolio.  Though the investment discipline that the Advisor uses in its management of the Fund includes elements designed to reduce the volatility and exposure to loss that are inherent in the stock markets, the Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Equity Securities Risk.   Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk.  Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

Market Risk and Selection Risk.   Market risk is the risk that one or more markets in which the Fund invests may go down in value.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

Investing in ETFs. The Fund may invest in exchange-traded funds (“ETF”), including short or leveraged ETFs. (See also “Derivatives Risks” below and in the “Investment Risks” section of this prospectus).   The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Values Based Screening.   The Advisor cannot guarantee that it will be successful in identifying companies that will satisfy its values-based investment screening process nor that it will be able to invest in them at a suitable price and quantity.  The Fund utilizes IW Financial to provide values based investment screening services. There can be no guarantee that firm will continue to make available such services or, if they did not, that a suitable replacement could be found.

Portfolio Turnover Risk.  The annual portfolio turnover rate is the number of times the Fund’s portfolio securities are replaced in a period of one year.    Increased portfolio turnover necessarily results in correspondingly higher brokerage costs that the Fund must pay, which may negatively impact the portfolio’s performance, and may result in accelerated realization of capital gains for federal income tax purposes.   The Advisor believes that high turnover is a function of the investment style of the Fund.

Foreign Securities Risks.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk.  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk.   Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

Call Risk.   Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk.   Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due, at all, or otherwise default on its obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Derivatives Risks.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.

The Fund may invest in leveraged ETFs, which are exchange-traded funds (ETFs) that use financial derivatives and debt to amplify the returns of an underlying index.  These funds aim to keep a constant amount of leverage during the investment time frame, such as a 2:1 or 3:1 ratio.  Leveraged ETFs aim to deliver a stated multiple of the index return (or in some cases a multiple of the inverse of the return on that index) on a daily basis, which means that holding the leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of the daily rebalancing.  Whenever the index declines, a leveraged ETF sells its exposure to the index and reduces its debt level in order to maintain its target leverage ratio. This locks in losses and reduces the leveraged ETF’s asset base, making it much harder to recover gains in the next market upturn.  Furthermore, leveraged ETFs have interest costs, transaction costs, expenses, and costs of capital. These costs reduce returns.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

Money Market Instruments. When the Advisor does not believe that the markets are in a long-term uptrend, the Fund may invest in money market instruments. Holding cash or cash equivalents could reduce the benefit from any upswing in the market.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

For additional information about the Fund’s primary risks, see the “Investment Risks” section of this prospectus and “Investment Risks and Considerations” section in the Fund’s Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Risks of Investing in the Fund: You could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and table that follows will give you some idea of the risks involved in investing in Class N shares of the Fund by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index.  The bar chart shows changes in the Fund’s Class N share performance from year to year and does not reflect the deduction of any sales charges applicable during those years.  If the effect of a sales charge was reflected, returns would have been lower than those shown.  The returns in the performance table include the effect of a sales charge.   As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Because Class I has not been in operation for an entire calendar year, there is no Class I performance shown.

The predecessor to the Fund, the Dominion Insight Growth Fund, was reorganized into the Shepherd Large Cap Growth Fund which commenced operations on April 16, 2002. The Shepherd Large Cap Growth Fund changed its name to the Shepherd Fund in August 2008, to the Foxhall Global Trends Fund in December 2009, and subsequently changed its name to the Fairfax Global Trends Fund in September 2012.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and table that follows will give you some idea of the risks involved in investing in Class N shares of the Fund by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the Fund's Class N share performance from year to year and does not reflect the deduction of any sales charges applicable during those years. If the effect of a sales charge was reflected, returns would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the highest return for a quarter was 15.33% (quarter ended 6/30/03) and the lowest return for a quarter was -25.65% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the performance table include the effect of a sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 YEARS	rr_AverageAnnualReturnYear10	7.10%
Dow Jones Global Index TR
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 YEARS	rr_AverageAnnualReturnYear10	8.74%
Fairfax Global Trends Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Investment Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%	[1]
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,441
Annual Return 2003	rr_AnnualReturn2003	25.17%
Annual Return 2004	rr_AnnualReturn2004	(1.90%)
Annual Return 2005	rr_AnnualReturn2005	12.47%
Annual Return 2006	rr_AnnualReturn2006	7.64%
Annual Return 2007	rr_AnnualReturn2007	16.48%
Annual Return 2008	rr_AnnualReturn2008	(16.11%)
Annual Return 2009	rr_AnnualReturn2009	6.79%
Annual Return 2010	rr_AnnualReturn2010	5.04%
Annual Return 2011	rr_AnnualReturn2011	(19.88%)
Annual Return 2012	rr_AnnualReturn2012	1.94%
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	(5.13%)
10 YEARS	rr_AverageAnnualReturnYear10	2.90%
Fairfax Global Trends Fund Class N | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	(6.38%)
10 YEARS	rr_AverageAnnualReturnYear10	2.22%
Fairfax Global Trends Fund Class N | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	(4.95%)
10 YEARS	rr_AverageAnnualReturnYear10	2.12%
Fairfax Global Trends Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Investment Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%	[1]
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,062
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class I has not been in operation for an entire calendar year, there is no Class I performance shown.

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Pursuant to an Operating and Expense Limitation Agreement with the Company (the "Expense Agreement"), the Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) to an annual rate of 2.25% and 1.85% of the average daily net asset value of Class N and Class I, respectively. The Expense Agreement remains in effect until January 31, 2014. The Expense Agreement may be terminated at any time, and without the payment of any penalty, by the Fund.

Fairfax Gold and Precious Metals Fund | Fairfax Gold and Precious Metals Fund
Fairfax Gold and Precious Metals Fund
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Fairfax Gold and Precious Metals Fund		Fairfax Gold and Precious Metals Fund Class N	Fairfax Gold and Precious Metals Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases		none	none
Maximum Deferred Sales Charge (Load)		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		none	none
Redemption Fee	[1]	none	none
Exchange Fee		none	none
[1]	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge(currently $20) for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fairfax Gold and Precious Metals Fund		Fairfax Gold and Precious Metals Fund Class N	Fairfax Gold and Precious Metals Fund Class I
Investment Management Fees		1.00%	1.00%
Distribution (12b-l) Fees		0.40%	none
Other Expenses	[1]	0.57%	0.57%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.99%	1.59%
[1]	Estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Agreement will remain in effect only through January 31, 2014 so Fund expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Fairfax Gold and Precious Metals Fund (USD $)	1 Year	3 Years
Fairfax Gold and Precious Metals Fund Class N	202	624
Fairfax Gold and Precious Metals Fund Class I	162	502

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity and equity-related securities of companies that are principally engaged in the mining, fabrication, processing or distribution of gold, silver, platinum, palladium and other precious metals or in the development of such precious metals mines. The Fund expects to invest principally in junior and mid-tier mining companies with mines in production. Up to 20% of the Fund’s net assets may be invested in companies developing gold, silver, platinum, palladium or other precious metals mines that have no current production from mining operations and no immediate source of cash flow. The Fund may invest in gold, silver, platinum, palladium and other precious metals through equity or equity-related securities, such as exchange traded funds ("ETFs"), which represent interests in, or relate to, gold, silver, platinum, palladium or other precious metals and which management believes have the potential for capital appreciation. The Fund may purchase securities issued by companies of any size or market capitalization. The Fund concentrates its investments in the gold and precious metals industries because it invests more than 25% of its assets in these industries, under normal circumstances. The Fund may invest in the following type of equity securities: common stock, preferred stock, rights and warrants, American depositary receipts ("ADRs") and Global depositary receipts ("GDRs") of companies listed on any of the U.S. stock exchanges and the stock exchanges of other countries. The Fund may invest in equity securities that are private placements and initial public offerings.

The Fund may invest in derivative investments, which the Fund defines as short ETFs (commonly known as inverse funds) or leveraged ETFs.  The Fund uses leveraged ETFs to increase the Fund’s overall market exposure to gold, silver, platinum, palladium or other precious metals, including following cash inflows from new investments. The Fund uses short ETFs to hedge the risks of existing stock positions in the Fund’s portfolio. The ETF’s in which the Fund will invest will invest substantially in gold, silver, platinum, palladium of other precious metals.  Investments by the Fund in equity and equity-related securities are expected principally to be made in companies with operations in the United States, Canada or Australia. However, the Fund may invest in equity and equity-related securities of companies operating anywhere in the world, in both developed and emerging markets.

The Fund intends to invest primarily in the securities of junior and mid-tier mining companies, which will typically have a market capitalization in the range from $100 million to $5 billion. Companies in which the Fund typically invests will have a strong resource base, with a substantial amount of gold, silver, platinum, palladium or other precious metals that have been assessed in accordance with industry standards. The Fund will seek to invest in the securities of companies that have little or no history or likelihood of serious environmental problems and a strong balance sheet, preferably with little or no debt. Companies with currently operating mines in which the Fund invests will not generally have hedged future production to any material extent and the companies will generally have strong cash flow compared with other companies of a similar market capitalization mining the same type of precious metals. The companies in which the Fund invests will typically operate mines or develop mines with a reasonably long forecast lifespan and potential for further discoveries of gold, silver, platinum, palladium or other precious metals. While the Fund intends to invest primarily in junior and mid-tier mining companies, the Fund will also be allowed to invest in larger-cap mining companies, with market capitalizations over $5 billion.

Principal Risks of Investing in the Fund:

 You could lose money on your investment in the Fund.  As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. The Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Gold and Precious Metals Risk.  The Fund’s investments are concentrated in gold and other precious metals (including silver, platinum, palladium and other precious metals) operating companies. By concentrating in the industries in a single sector, the Fund carries a much greater risk of adverse developments than a fund that invests in companies from a wide variety of industries. The price of gold and precious metals operating companies is strongly affected by the price of gold or other precious metals such as platinum, palladium and silver, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which in turn could affect the Fund’s returns. In addition, some gold and precious metals mining companies have hedged their exposure to falls in the price of gold or precious metals by selling forward future production, which could limit the company’s benefit from future rises in the price of gold or precious metals.  Mining operations have varying expected life spans and those with a short expected life span may experience more stock price volatility. Companies developing precious metals mines may present greater risks than companies with mines in production.  Also investments in mining and in metals entail the risk that the Fund’s investments might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income and capital gains might become subject to federal income taxes, reducing returns to shareholders.

Junior and Mid-Tier Mining Companies Risk.  Securities of junior and mid-tier mining companies are often more speculative in nature, and tend to be less liquid and more volatile in price than securities of larger mining companies.

Equity Securities Risk.  Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market Risk and Selection Risk.  Market risk is the risk that prices of securities in which the Fund invests may go down in value due to risks associated with investments in the stock markets.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

ETFs Risk.  The Fund may invest in ETFs, including short or leveraged ETFs. The Fund may invest in ETFs that represent interests in or relate to gold, silver, platinum, palladium or other precious metals.  The price of an ETF can fluctuate up and down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. Gold and other precious metal ETFs trade like a stock on an exchange and are intended to track the price of the precious metal to which the ETF relates.

Derivatives Risk.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.  The Fund may invest in leveraged ETFs that use financial derivatives and debt to amplify the returns of an underlying index.  Holding a leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of daily rebalancing of the ETF.

Foreign Securities Risk.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk.  The Fund may be susceptible to risk of loss in the event of adverse political, economic or diplomatic developments in foreign countries. To the extent that the Fund invests in securities of companies located in Canada and Australia, the Fund’s securities may go up or down in value depending on changes in the stock markets in these countries, on the relative exchange rates of their currencies, political and economic developments in these countries, and laws relating to investments in Canada and Australia.

Currency Risk.  Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standard Risks.  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Holding Fund Assets Outside the United States Risk.  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The Fund is not limited in the amount of assets that it may invest in emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks involved in investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited production or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.  Historically, small cap or emerging growth company securities have been more volatile in price than larger company securities, especially over the short term.

Rights and Warrants Risk.  Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with prices of the underlying securities and, therefore, may be considered speculative investments. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would incur a loss in the amount of the cost of the warrant. Rights are similar to warrants but are distributed directly by the issuer to its shareholders and normally have a short duration.

Restricted and Illiquid Security Risk.The Fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer or that may be illiquid. The Fund may invest up to 15% of its net assets in illiquid securities.  These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Fund could liquidate the security.

Initial Public Offerings Risk.  The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.

Industry Concentration Risk.  By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Fluctuations in the price of gold, silver, platinum, palladium and other precious metals often dramatically affect the profitability of companies in the precious metals industry. Because the Fund concentrates in the gold, silver, platinum, palladium and other precious metals industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities in such industries.

Performance:

 Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fairfax Gold and Precious Metals Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Agreement will remain in effect only through January 31, 2014 so Fund expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity and equity-related securities of companies that are principally engaged in the mining, fabrication, processing or distribution of gold, silver, platinum, palladium and other precious metals or in the development of such precious metals mines. The Fund expects to invest principally in junior and mid-tier mining companies with mines in production. Up to 20% of the Fund’s net assets may be invested in companies developing gold, silver, platinum, palladium or other precious metals mines that have no current production from mining operations and no immediate source of cash flow. The Fund may invest in gold, silver, platinum, palladium and other precious metals through equity or equity-related securities, such as exchange traded funds ("ETFs"), which represent interests in, or relate to, gold, silver, platinum, palladium or other precious metals and which management believes have the potential for capital appreciation. The Fund may purchase securities issued by companies of any size or market capitalization. The Fund concentrates its investments in the gold and precious metals industries because it invests more than 25% of its assets in these industries, under normal circumstances. The Fund may invest in the following type of equity securities: common stock, preferred stock, rights and warrants, American depositary receipts ("ADRs") and Global depositary receipts ("GDRs") of companies listed on any of the U.S. stock exchanges and the stock exchanges of other countries. The Fund may invest in equity securities that are private placements and initial public offerings.

The Fund may invest in derivative investments, which the Fund defines as short ETFs (commonly known as inverse funds) or leveraged ETFs.  The Fund uses leveraged ETFs to increase the Fund’s overall market exposure to gold, silver, platinum, palladium or other precious metals, including following cash inflows from new investments. The Fund uses short ETFs to hedge the risks of existing stock positions in the Fund’s portfolio. The ETF’s in which the Fund will invest will invest substantially in gold, silver, platinum, palladium of other precious metals.  Investments by the Fund in equity and equity-related securities are expected principally to be made in companies with operations in the United States, Canada or Australia. However, the Fund may invest in equity and equity-related securities of companies operating anywhere in the world, in both developed and emerging markets.

The Fund intends to invest primarily in the securities of junior and mid-tier mining companies, which will typically have a market capitalization in the range from $100 million to $5 billion. Companies in which the Fund typically invests will have a strong resource base, with a substantial amount of gold, silver, platinum, palladium or other precious metals that have been assessed in accordance with industry standards. The Fund will seek to invest in the securities of companies that have little or no history or likelihood of serious environmental problems and a strong balance sheet, preferably with little or no debt. Companies with currently operating mines in which the Fund invests will not generally have hedged future production to any material extent and the companies will generally have strong cash flow compared with other companies of a similar market capitalization mining the same type of precious metals. The companies in which the Fund invests will typically operate mines or develop mines with a reasonably long forecast lifespan and potential for further discoveries of gold, silver, platinum, palladium or other precious metals. While the Fund intends to invest primarily in junior and mid-tier mining companies, the Fund will also be allowed to invest in larger-cap mining companies, with market capitalizations over $5 billion.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity and equity-related securities of companies that are principally engaged in the mining, fabrication, processing or distribution of gold, silver, platinum, palladium and other precious metals or in the development of such precious metals mines.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 You could lose money on your investment in the Fund.  As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. The Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Gold and Precious Metals Risk.  The Fund’s investments are concentrated in gold and other precious metals (including silver, platinum, palladium and other precious metals) operating companies. By concentrating in the industries in a single sector, the Fund carries a much greater risk of adverse developments than a fund that invests in companies from a wide variety of industries. The price of gold and precious metals operating companies is strongly affected by the price of gold or other precious metals such as platinum, palladium and silver, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which in turn could affect the Fund’s returns. In addition, some gold and precious metals mining companies have hedged their exposure to falls in the price of gold or precious metals by selling forward future production, which could limit the company’s benefit from future rises in the price of gold or precious metals.  Mining operations have varying expected life spans and those with a short expected life span may experience more stock price volatility. Companies developing precious metals mines may present greater risks than companies with mines in production.  Also investments in mining and in metals entail the risk that the Fund’s investments might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income and capital gains might become subject to federal income taxes, reducing returns to shareholders.

Junior and Mid-Tier Mining Companies Risk.  Securities of junior and mid-tier mining companies are often more speculative in nature, and tend to be less liquid and more volatile in price than securities of larger mining companies.

Equity Securities Risk.  Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market Risk and Selection Risk.  Market risk is the risk that prices of securities in which the Fund invests may go down in value due to risks associated with investments in the stock markets.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

ETFs Risk.  The Fund may invest in ETFs, including short or leveraged ETFs. The Fund may invest in ETFs that represent interests in or relate to gold, silver, platinum, palladium or other precious metals.  The price of an ETF can fluctuate up and down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. Gold and other precious metal ETFs trade like a stock on an exchange and are intended to track the price of the precious metal to which the ETF relates.

Derivatives Risk.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.  The Fund may invest in leveraged ETFs that use financial derivatives and debt to amplify the returns of an underlying index.  Holding a leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of daily rebalancing of the ETF.

Foreign Securities Risk.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk.  The Fund may be susceptible to risk of loss in the event of adverse political, economic or diplomatic developments in foreign countries. To the extent that the Fund invests in securities of companies located in Canada and Australia, the Fund’s securities may go up or down in value depending on changes in the stock markets in these countries, on the relative exchange rates of their currencies, political and economic developments in these countries, and laws relating to investments in Canada and Australia.

Currency Risk.  Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standard Risks.  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Holding Fund Assets Outside the United States Risk.  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The Fund is not limited in the amount of assets that it may invest in emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks involved in investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited production or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.  Historically, small cap or emerging growth company securities have been more volatile in price than larger company securities, especially over the short term.

Rights and Warrants Risk.  Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with prices of the underlying securities and, therefore, may be considered speculative investments. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would incur a loss in the amount of the cost of the warrant. Rights are similar to warrants but are distributed directly by the issuer to its shareholders and normally have a short duration.

Restricted and Illiquid Security Risk.The Fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer or that may be illiquid. The Fund may invest up to 15% of its net assets in illiquid securities.  These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Fund could liquidate the security.

Initial Public Offerings Risk.  The Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.

Industry Concentration Risk.  By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Fluctuations in the price of gold, silver, platinum, palladium and other precious metals often dramatically affect the profitability of companies in the precious metals industry. Because the Fund concentrates in the gold, silver, platinum, palladium and other precious metals industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities in such industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.
Fairfax Gold and Precious Metals Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.)	rr_RedemptionFeeOverRedemption	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Investment Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Fairfax Gold and Precious Metals Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge (currently $20) for redemption proceeds sent by overnight courier.)	rr_RedemptionFeeOverRedemption	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Investment Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502

[1]	The Transfer Agent charges a fee (currently $15) for each wire payment for shares redeemed, and a service charge(currently $20) for redemption proceeds sent by overnight courier.
[2]	Estimated for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 8, 2013